DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 27, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Repayments of debt				$ 250,000	$ 150,000	$ 531,842
2022 Incremental Term Loan Facility | Incremental Term Loan Agreement Due 2027
Derivative [Line Items]
Repayments of debt	$ 100,000	$ 100,000	$ 150,000
Designated as Hedging Instrument
Derivative [Line Items]
Amount expected to be reclassified into earnings in next 12 months				16,414
Interest Rate Swap Maturing 2027 | Designated as Hedging Instrument | Derivatives Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative, terminated and cash settled	100,000
Proceeds from termination of swap	$ 900
Gain related to terminated interest rate swaps				$ 1,600